Accounts Payable and Accrued Liabilities (Details) - Schedule of Accounts Payable and Accrued Liabilities - USD ($) $ in Thousands	Dec. 31, 2023	Mar. 31, 2023	Mar. 31, 2022
Schedule Of Accounts Payable And Accrued Liabilities [Abstract]
Accounts payable	$ 1,546	$ 1,541	$ 2,453
Accrued revenue share	3,925	3,039	3,391
Other accrued liabilities	2,331	2,318	1,554
Total	$ 7,802	$ 6,898	$ 6,998